Commitment and Contingencies (Tables) - Marketwise, LLC	6 Months Ended
Jun. 30, 2021
Lessee, Lease, Description [Line Items]
Lease, Cost
The components of lease expense were as follows:

	Year Ended December 31,
	2020	2019	2018
Operating lease cost	$3,267	$3,723	$3,312
Variable lease costs	49	176	392
Total lease costs	$3,316	$3,899	$3,704
Other information related to leases was as follows:

	As of December 31,
	2020	2019	2018
Lease Term and Discount Rate
Weighted average remaining lease term (in years)	6.6	7.0	5.2
Weighted average discount rate	7.1%	7.2%	6.7%

Lessee, Operating Lease, Liability, Maturity
As of December 31, 2020, maturities of lease liabilities were as follows:

Year Ending December 31:	Operating Leases
2021	$1,673
2022	1,707
2023	1,742
2024	1,630
2025	1,662
Thereafter	2,884
Total lease payments	$11,298
Less: Imputed interest	(2,395)
Total lease liabilities	$8,903